Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 4.2%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-R3, Class M1,
1-Month LIBOR + 0.78%, 5.63% (A), 05/25/2034	$ 72,921	$ 71,892
AMMC CLO 16 Ltd.
Series 2015-16A, Class AR2,
3-Month LIBOR + 0.98%, 5.77% (A), 04/14/2029 (B)	135,242	134,896
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class ARR,
3-Month LIBOR + 1.05%, 5.84% (A), 07/15/2030 (B)	297,814	294,605
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL2, Class A,
1-Month LIBOR + 1.10%, 5.78% (A), 05/15/2036 (B)	500,000	490,576
Series 2022-FL1, Class A,
1-Month SOFR Average + 1.45%, 6.01% (A), 01/15/2037 (B)	600,000	589,253
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 02/22/2028 (B)	900,000	899,589
Birch Grove CLO Ltd.
Series 19A, Class AR,
3-Month LIBOR + 1.13%, 6.00% (A), 06/15/2031 (B)	1,200,000	1,176,000
Ford Credit Auto Owner Trust
Series 2023-1, Class A2B,
5.32% (A), 03/15/2026	800,000	800,978
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month LIBOR + 1.07%, 5.91% (A), 06/25/2035	283,879	265,015
Gallatin CLO IX Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 1.05%, 5.87% (A), 01/21/2028 (B)	180,937	180,142
HERA Commercial Mortgage Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.05%, 5.81% (A), 02/18/2038 (B)	692,110	668,025
Kubota Credit Owner Trust
Series 2023-1A, Class A2,
5.40%, 02/17/2026 (B)	800,000	799,127
LCM XXV Ltd.
Series 25A, Class AR,
3-Month Term SOFR + 1.10%, 5.74% (A), 07/20/2030 (B)	764,098	750,930
LFT CRE Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.17%, 5.85% (A), 06/15/2039 (B)	600,000	590,410

	Principal	Value
ASSET-BACKED SECURITIES (continued)
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A,
1-Month SOFR Average + 1.55%, 6.11% (A), 01/17/2037 (B)	$ 700,000	$ 684,180
Man GLG Euro CLO VI DAC
Series 6A, Class AR,
3-Month EURIBOR + 0.81%, 3.10% (A), 10/15/2032 (B)	EUR 499,580	527,121
Marble Point CLO X Ltd.
Series 2017-1A, Class AR,
3-Month LIBOR + 1.04%, 5.83% (A), 10/15/2030 (B)	$ 384,627	378,358
MASTR Asset-Backed Securities Trust
Series 2004-WMC3, Class M1,
1-Month LIBOR + 0.83%, 5.67% (A), 10/25/2034	242,034	223,756
Midocean Credit CLO VIII
Series 2018-8A, Class A1R,
3-Month LIBOR + 1.05%, 5.97% (A), 02/20/2031 (B)	300,000	296,336
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 5.55% (A), 12/26/2031 (B)	6,910	6,869
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 5.80% (A), 11/25/2065 (B)	218,872	214,005
RAMP Trust
Series 2005-RS6, Class M4,
1-Month LIBOR + 0.98%, 5.82% (A), 06/25/2035	49,564	49,393
Romark CLO Ltd.
Series 2017-1A, Class A1R,
3-Month LIBOR + 1.03%, 5.85% (A), 10/23/2030 (B)	600,000	593,254
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 6.13% (A), 02/17/2032 (B)	346,290	345,568
Sound Point CLO IX Ltd.
Series 2015-2A, Class ARRR,
3-Month LIBOR + 1.21%, 6.02% (A), 07/20/2032 (B)	200,000	194,905
Sound Point CLO XV Ltd.
Series 2017-1A, Class ARR,
3-Month LIBOR + 0.90%, 5.72% (A), 01/23/2029 (B)	169,023	167,751
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR,
3-Month LIBOR + 0.98%, 5.80% (A), 07/25/2030 (B)	563,680	555,066

Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sound Point CLO XVII Ltd.
Series 2017-3A, Class A1R,
3-Month LIBOR + 0.98%, 5.79% (A), 10/20/2030 (B)	$ 800,000	$ 786,665
STWD Ltd.
Series 2022-FL3, Class A,
1-Month SOFR Average + 1.35%, 5.91% (A), 11/15/2038 (B)	800,000	779,144
TRTX Issuer Ltd.
Series 2022-FL5, Class A,
1-Month SOFR Average + 1.65%, 6.21% (A), 02/15/2039 (B)	700,000	680,005
Venture XIV CLO Ltd.
Series 2013-14A, Class ARR,
3-Month LIBOR + 1.03%, 5.98% (A), 08/28/2029 (B)	970,937	961,689
Vibrant CLO VI Ltd.
Series 2017-6A, Class AR,
3-Month LIBOR + 0.95%, 5.91% (A), 06/20/2029 (B)	333,737	330,701
Vibrant CLO VII Ltd.
Series 2017-7A, Class A1R,
3-Month LIBOR + 1.04%, 5.85% (A), 09/15/2030 (B)	277,904	274,026

Total Asset-Backed Securities (Cost $16,047,416)		15,760,230

CORPORATE DEBT SECURITIES - 18.3%
Aerospace & Defense - 0.2%
Boeing Co.
3.60%, 05/01/2034	200,000	171,671
Northrop Grumman Corp.
4.70%, 03/15/2033 (C)	200,000	201,534
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	300,000	285,666

		658,871

Automobiles - 0.1%
Nissan Motor Co. Ltd.
4.35%, 09/17/2027 (B)	400,000	375,790

Banks - 4.0%
Banco Santander SA
3.49%, 05/28/2030	200,000	174,403
Bank Leumi Le-Israel BM
5.13%, 07/27/2027 (D)	400,000	390,500
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	700,000	691,154
Barclays PLC
Fixed until 08/09/2025, 5.30% (A), 08/09/2026	1,000,000	980,459
Citigroup, Inc.
Fixed until 02/18/2026 (E), 3.88% (A)	1,400,000	1,182,300
4.40%, 06/10/2025	1,200,000	1,169,061
HSBC Holdings PLC
Fixed until 07/24/2026, 1.75% (A), 07/24/2027	GBP 600,000	647,777
Fixed until 08/11/2032, 5.40% (A), 08/11/2033	$ 500,000	489,744

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
HSBC Holdings PLC (continued)
Fixed until 11/03/2027, 7.39% (A), 11/03/2028	$ 300,000	$ 319,043
Israel Discount Bank Ltd.
5.38%, 01/26/2028 (D)	300,000	294,277
Lloyds Banking Group PLC
4.38%, 03/22/2028	400,000	379,302
4.55%, 08/16/2028	1,400,000	1,328,645
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	700,000	570,644
Mizuho Financial Group, Inc.
Fixed until 05/22/2026, 1.23% (A), 05/22/2027	500,000	439,617
Fixed until 09/13/2027, 5.41% (A), 09/13/2028	500,000	501,756
NatWest Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	600,000	575,753
Fixed until 09/30/2027, 5.52% (A), 09/30/2028	500,000	495,050
Fixed until 11/10/2025, 7.47% (A), 11/10/2026	200,000	206,546
Nordea Bank Abp
5.38%, 09/22/2027 (B)	200,000	200,764
PNC Financial Services Group, Inc.
Fixed until 01/24/2033, 5.07% (A), 01/24/2034 (C)	100,000	98,580
Santander Holdings USA, Inc.
3.45%, 06/02/2025	500,000	467,803
Santander UK Group Holdings PLC
Fixed until 03/15/2031, 2.90% (A), 03/15/2032	500,000	403,683
Societe Generale SA
4.68%, 06/15/2027 (B) (C)	800,000	780,885
Standard Chartered PLC
Fixed until 11/16/2027, 7.77% (A), 11/16/2028 (B)	500,000	535,682
Stichting AK Rabobank Certificaten
6.50% (F), 12/29/2049 (C) (D) (E)	EUR 735,350	767,581
Synchrony Bank
5.40%, 08/22/2025	$ 500,000	468,506
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (A), 06/17/2027	500,000	469,754

		15,029,269

Beverages - 0.1%
Bacardi Ltd.
4.70%, 05/15/2028 (B)	300,000	297,016
5.15%, 05/15/2038 (B)	100,000	96,750

		393,766

Biotechnology - 0.2%
Amgen, Inc.
4.20%, 02/22/2052	500,000	422,742
4.40%, 05/01/2045	500,000	440,669

		863,411

Broadline Retail - 0.1%
Prosus NV
3.26%, 01/19/2027 (B)	400,000	362,979

Building Products - 0.2%
Ferguson Finance PLC
3.25%, 06/02/2030 (B)	800,000	693,282

Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 1.5%
Banco BTG Pactual SA
4.50%, 01/10/2025 (B) (C)	$ 600,000	$ 579,000
Brighthouse Holdings LLC
6.50% (F), 07/27/2037 (B) (E)	300,000	261,000
Credit Suisse Group AG
3.75%, 03/26/2025	2,900,000	2,667,913
Deutsche Bank AG
Fixed until 11/19/2029, 1.75% (A), 11/19/2030 (D)	EUR 300,000	255,258
Goldman Sachs Group, Inc.
Fixed until 06/15/2026, 4.39% (A), 06/15/2027	$ 200,000	195,196
JAB Holdings BV
2.20%, 11/23/2030 (B)	250,000	198,565
Lazard Group LLC
4.38%, 03/11/2029	100,000	94,508
Moody’s Corp.
5.25%, 07/15/2044	100,000	97,898
Nomura Holdings, Inc.
2.33%, 01/22/2027	600,000	529,731
UBS Group AG
4.13%, 09/24/2025 (B)	400,000	382,263
Fixed until 08/05/2026, 4.70% (A), 08/05/2027 (B)	400,000	382,853

		5,644,185

Chemicals - 0.1%
Sasol Financing USA LLC
5.88%, 03/27/2024	300,000	296,400
Syngenta Finance NV
4.44%, 04/24/2023 (B)	200,000	199,760

		496,160

Commercial Services & Supplies - 0.1%
Ashtead Capital, Inc.
4.00%, 05/01/2028 (B)	500,000	464,159

Consumer Finance - 0.1%
Nissan Motor Acceptance Co. LLC
2.00%, 03/09/2026 (B)	300,000	265,589

Consumer Staples Distribution & Retail - 0.0% (G)
CVS Pass-Through Trust
4.16%, 08/11/2036 (B)	71,329	64,628

Containers & Packaging - 0.2%
Berry Global, Inc.
1.57%, 01/15/2026	100,000	90,651
4.88%, 07/15/2026 (B)	700,000	682,297

		772,948

Diversified REITs - 0.2%
Goodman US Finance Five LLC
4.63%, 05/04/2032 (B)	600,000	560,721

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 0.1%
Bell Telephone Co. of Canada or Bell Canada
4.30%, 07/29/2049	$ 300,000	$ 256,195
Level 3 Financing, Inc.
3.88%, 11/15/2029 (B)	200,000	144,546

		400,741

Electric Utilities - 2.6%
Alabama Power Co.
4.15%, 08/15/2044	400,000	342,755
Arizona Public Service Co.
2.65%, 09/15/2050	200,000	124,390
Constellation Energy Generation LLC
5.80%, 03/01/2033	600,000	618,475
DTE Electric Co.
5.20%, 04/01/2033	100,000	103,295
Duke Energy Carolinas LLC
4.25%, 12/15/2041	400,000	354,079
Duke Energy Progress LLC
4.00%, 04/01/2052	200,000	165,680
5.25%, 03/15/2033	100,000	103,722
Edison International
6.95%, 11/15/2029	200,000	216,111
ENEL Finance International NV
4.63%, 06/15/2027 (B)	600,000	586,928
Entergy Mississippi LLC
2.85%, 06/01/2028	1,300,000	1,185,052
FirstEnergy Corp.
1.60%, 01/15/2026	600,000	547,677
Georgia Power Co.
3.25%, 03/15/2051	100,000	71,179
4.70%, 05/15/2032	600,000	593,847
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (B)	700,000	549,594
Louisville Gas & Electric Co.
5.45%, 04/15/2033	100,000	103,870
NextEra Energy Capital Holdings, Inc.
5.05%, 02/28/2033	400,000	400,799
Northern States Power Co.
2.60%, 06/01/2051	100,000	65,567
Pacific Gas & Electric Co.
3.30%, 12/01/2027	100,000	89,989
3.50%, 06/15/2025	240,000	228,625
3.75%, 08/15/2042 (C)	800,000	571,409
4.25%, 03/15/2046	600,000	441,846
Southern California Edison Co.
3.90%, 03/15/2043	200,000	163,012
4.00%, 04/01/2047	900,000	735,778
4.05%, 03/15/2042	100,000	82,917
4.65%, 10/01/2043	100,000	90,603
Southwestern Electric Power Co.
6.20%, 03/15/2040	1,000,000	1,049,285
Xcel Energy, Inc.
4.60%, 06/01/2032	300,000	291,133

		9,877,617

Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services - 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	$ 300,000	$ 287,025
Aircastle Ltd.
4.13%, 05/01/2024	200,000	195,741
4.25%, 06/15/2026	200,000	189,540
Aviation Capital Group LLC
5.50%, 12/15/2024 (B)	400,000	394,680
Brookfield Finance, Inc.
3.90%, 01/25/2028 (C)	700,000	650,163
DAE Funding LLC
2.63%, 03/20/2025 (B)	600,000	563,471
Doric Nimrod Air Alpha Pass-Through Trust
5.25%, 05/30/2025 (B)	12,700	12,652
LeasePlan Corp. NV
2.88%, 10/24/2024 (B)	600,000	569,763
National Rural Utilities Cooperative Finance Corp.
5.80%, 01/15/2033	250,000	265,953
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (B)	400,000	373,600

		3,502,588

Gas Utilities - 0.4%
Brooklyn Union Gas Co.
4.63%, 08/05/2027 (B)	700,000	678,921
Southern California Gas Co.
4.13%, 06/01/2048	900,000	747,899

		1,426,820

Ground Transportation - 0.1%
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (B)	239,000	202,180
2.88%, 02/15/2025 (B)	100,000	93,689
Park Aerospace Holdings Ltd.
5.50%, 02/15/2024 (B)	84,000	83,218

		379,087

Health Care Providers & Services - 1.1%
AHS Hospital Corp.
5.02%, 07/01/2045	600,000	590,523
Banner Health
1.90%, 01/01/2031	400,000	326,960
CHRISTUS Health
4.34%, 07/01/2028	600,000	582,334
CVS Health Corp.
5.13%, 02/21/2030	600,000	607,975
Elevance Health, Inc.
5.50%, 10/15/2032	100,000	104,964
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	300,000	274,471
HCA, Inc.
4.13%, 06/15/2029	200,000	187,215
Humana, Inc.
5.75%, 03/01/2028	500,000	518,809
Nationwide Children’s Hospital, Inc.
4.56%, 11/01/2052	400,000	377,241
Northwell Healthcare, Inc.
3.98%, 11/01/2046	700,000	565,144

		4,135,636

Health Care REITs - 0.1%
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	300,000	219,398

Hotels, Restaurants & Leisure - 0.2%
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/2026	100,000	96,998

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc.
2.85%, 04/15/2031	$ 300,000	$ 255,374
Sands China Ltd.
4.30%, 01/08/2026	400,000	374,994

		727,366

Insurance - 0.4%
Equitable Financial Life Global Funding
5.50%, 12/02/2025 (B)	400,000	401,913
Fairfax Financial Holdings Ltd.
3.38%, 03/03/2031	200,000	167,918
GA Global Funding Trust
2.90%, 01/06/2032 (B)	400,000	318,823
Liberty Mutual Group, Inc.
5.50%, 06/15/2052 (B)	500,000	474,087

		1,362,741

IT Services - 0.2%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028 (B)	100,000	91,254
Global Payments, Inc.
4.95%, 08/15/2027	800,000	787,212

		878,466

Life Sciences Tools & Services - 0.0% (G)
Illumina, Inc.
2.55%, 03/23/2031	200,000	165,187

Machinery - 0.1%
Weir Group PLC
2.20%, 05/13/2026 (B)	500,000	450,073

Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85%, 04/01/2061	100,000	62,124
4.20%, 03/15/2028	800,000	756,879
4.80%, 03/01/2050	300,000	227,937
Comcast Corp.
2.94%, 11/01/2056	2,152,000	1,425,060
DISH Network Corp.
11.75%, 11/15/2027 (B)	200,000	192,500
SES SA
3.60%, 04/04/2023 (B)	200,000	200,000

		2,864,500

Multi-Utilities - 0.1%
Consolidated Edison Co. of New York, Inc.
6.15%, 11/15/2052	300,000	336,039

Office REITs - 0.2%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	700,000	675,134

Oil, Gas & Consumable Fuels - 1.1%
Aker BP ASA
4.00%, 01/15/2031 (B)	200,000	181,499
Boardwalk Pipelines LP
3.40%, 02/15/2031	600,000	521,456
Enbridge, Inc.
5.70%, 03/08/2033	300,000	311,742
Energy Transfer LP
4.75%, 01/15/2026	100,000	98,683
5.80%, 06/15/2038	700,000	686,166
7.50%, 07/01/2038	150,000	168,360
Enterprise Products Operating LLC
3.20%, 02/15/2052	560,000	396,732
Flex Intermediate Holdco LLC
4.32%, 12/30/2039 (B)	100,000	75,848

Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc.
5.20%, 06/01/2033	$ 200,000	$ 198,508
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024 (B)	500,000	491,249
MPLX LP
5.00%, 03/01/2033	100,000	97,839
Rockies Express Pipeline LLC
4.80%, 05/15/2030 (B)	700,000	614,131
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	200,000	174,308
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	200,000	216,928
Woodside Finance Ltd.
3.65%, 03/05/2025 (B)	40,000	38,929

		4,272,378

Passenger Airlines - 0.6%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	433,291	382,762
3.25%, 04/15/2030	144,282	124,677
3.50%, 08/15/2033	83,729	69,461
British Airways Pass-Through Trust
3.35%, 12/15/2030 (B)	209,917	180,788
3.80%, 03/20/2033 (B)	279,998	256,908
Spirit Airlines Pass-Through Trust
3.65%, 08/15/2031	145,078	120,559
United Airlines Pass-Through Trust
2.88%, 04/07/2030	662,121	589,006
3.10%, 04/07/2030	662,121	571,901

		2,296,062

Pharmaceuticals - 0.4%
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	1,600,000	1,463,796

Residential REITs - 0.3%
Essex Portfolio LP
4.00%, 03/01/2029	700,000	659,604
National Retail Properties, Inc.
4.80%, 10/15/2048	700,000	591,389

		1,250,993

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc.
3.19%, 11/15/2036 (B)	400,000	303,274
Micron Technology, Inc.
6.75%, 11/01/2029	200,000	212,481
Skyworks Solutions, Inc.
1.80%, 06/01/2026	400,000	359,066

		874,821

Software - 0.5%
Oracle Corp.
2.95%, 05/15/2025	1,250,000	1,202,802
4.90%, 02/06/2033	500,000	489,288

		1,692,090

Specialized REITs - 0.6%
American Tower Corp.
4.00%, 06/01/2025	1,250,000	1,219,612
4.05%, 03/15/2032(C)	300,000	274,280
Extra Space Storage LP
5.70%, 04/01/2028	100,000	100,590
VICI Properties LP
4.75%, 02/15/2028	500,000	473,521

		2,068,003

Tobacco - 0.1%
BAT Capital Corp.
7.75%, 10/19/2032	200,000	221,394
Philip Morris International, Inc.
5.38%, 02/15/2033	300,000	306,341

		527,735

Trading Companies & Distributors - 0.1%
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	535,000	535,356

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.0% (G)
Vodafone Group PLC
5.63%, 02/10/2053	$ 100,000	$ 98,419

Total Corporate Debt Securities (Cost $76,374,858)		69,126,804

FOREIGN GOVERNMENT OBLIGATIONS - 1.7%
Canada - 0.4%
Province of Quebec
2.50%, 04/20/2026	1,700,000	1,624,816

Dominican Republic - 0.1%
Dominican Republic International Bonds
4.88%, 09/23/2032 (B)	600,000	508,653

Indonesia - 0.2%
Perusahaan Penerbit SBSN Indonesia III
4.40%, 06/06/2027 (B)	600,000	596,198

Japan - 0.6%
Japan Finance Organization for Municipalities
2.13%, 10/25/2023 (B)	2,400,000	2,359,776

Republic of South Africa - 0.1%
Republic of South Africa Government International Bonds
4.85%, 09/30/2029	300,000	268,920

Romania - 0.2%
Romania Government International Bonds
2.13%, 03/07/2028 (B)	EUR 400,000	369,389
2.63%, 12/02/2040 (B)	200,000	125,366
3.75%, 02/07/2034 (B)	200,000	169,052

		663,807

Serbia - 0.1%
Serbia International Bonds
6.25%, 05/26/2028 (B) (C)	$ 400,000	403,880

Total Foreign Government Obligations (Cost $6,903,824)		6,426,050

LOAN ASSIGNMENT - 0.2%
Capital Markets - 0.2%
Zephyrus Capital Aviation Partners LLC Term Loan,
4.61%, 10/15/2038 (H) (I)	703,116	611,672

Total Loan Assignment (Cost $691,618)		611,672

MORTGAGE-BACKED SECURITIES - 3.7%
Angel Oak Mortgage Trust
Series 2020-4, Class A1,
1.47% (A), 06/25/2065 (B)	128,225	115,193
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month LIBOR + 1.05%, 5.73% (A), 04/15/2036 (B)	700,000	687,646
BIG Commercial Mortgage Trust
Series 2022-BIG, Class A,
1-Month Term SOFR + 1.34%, 6.17% (A), 02/15/2039 (B)	800,000	772,400

Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
ChaseFlex Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.56%, 5.41% (A), 05/25/2037	$ 254,378	$ 240,550
CHL Mortgage Pass-Through Trust
Series 2005-9, Class 1A1,
1-Month LIBOR + 0.60%, 5.45% (A), 05/25/2035	29,181	22,288
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	700,000	638,259
CSWF Corp.
Series 2021-SOP2, Class A,
1-Month LIBOR + 0.97%, 5.65% (A), 06/15/2034 (B)	674,371	636,606
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	1,600,000	1,512,102
DROP Mortgage Trust
Series 2021-FILE, Class A,
1-Month LIBOR + 1.15%, 5.83% (A), 10/15/2043 (B)	300,000	276,667
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month LIBOR + 1.08%, 5.77% (A), 07/15/2038 (B)	683,335	662,337
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
3.30% (A), 07/19/2035	59,049	42,333
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	900,000	844,586
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (I)	753,826	706,750
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 5.53% (A), 04/25/2028	151,605	140,353
Mill City Mortgage Loan Trust
Series 2019-GS2, Class A1,
2.75% (A), 08/25/2059 (B)	249,353	235,646
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	1,600,000	1,523,327
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 5.37% (A), 05/25/2035	18,822	17,791
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	1,000,000	865,016
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	439,353	408,995
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	250,072	233,453

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
NYO Commercial Mortgage Trust
Series 2021-1290, Class A,
1-Month LIBOR + 1.10%, 5.78% (A), 11/15/2038 (B)	$ 700,000	$ 641,067
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4, Class 6A1,
1-Month LIBOR + 0.24%, 5.09% (A), 03/25/2035	185,815	137,121
Towd Point Mortgage Funding PLC
Series 2019-GR4A, Class A1,
SONIA + 1.14%, 5.04% (A), 10/20/2051 (B)	GBP 757,235	934,569
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A,
12-MTA + 1.05%, 4.19% (A), 08/25/2046	$ 477,837	373,263
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	1,500,000	1,291,110

Total Mortgage-Backed Securities (Cost $15,277,610)		13,959,428

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.2%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	200,000	248,948
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	374,093

		623,041

New York - 0.1%
New York State Urban Development Corp., Revenue Bonds,
1.83%, 03/15/2029	500,000	429,530

Texas - 0.0% (G)
Texas Natural Gas Securitization Finance Corp., Revenue Bonds,
5.10%, 04/01/2035	100,000	102,725

Total Municipal Government Obligations (Cost $1,248,943)		1,155,296

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.1%
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048	380,138	378,575
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.97% (A), 04/25/2028	1,700,000	1,611,918
Federal Home Loan Mortgage Corp. REMICS
1-Month LIBOR + 0.35%, 3.76% (A), 01/15/2038	482,609	472,540
1-Month LIBOR + 0.40%, 5.08% (A), 02/15/2041 - 09/15/2045	451,068	442,159
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS
0.00% (A), 01/15/2038	482,609	20,200

Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.89%, 1.21% (A), 09/15/2043	$ 581,680	$ 58,538
Federal National Mortgage Association
3.50%, 06/01/2045	64,896	61,243
4.00%, 09/01/2050	1,567,666	1,508,979
4.50%, 04/01/2028 - 10/01/2041	155,571	156,180
Federal National Mortgage Association REMICS
1-Month LIBOR + 0.55%, 5.40% (A), 02/25/2041	57,256	57,137
Federal National Mortgage Association REMICS, Interest Only STRIPS
3.00%, 03/25/2028	222,604	11,344
Government National Mortgage Association
4.00%, TBA (J)	2,000,000	1,922,969
4.50%, 11/20/2052	697,076	686,040
Government National Mortgage Association REMICS
1-Month LIBOR + 0.80%, 5.37% (A), 05/20/2066 - 06/20/2066	2,138,927	2,125,677
Tagua Leasing LLC
1.58%, 11/16/2024	31,762	30,830
Tennessee Valley Authority
3.88%, 03/15/2028	900,000	899,412
Uniform Mortgage-Backed Security
3.00%, TBA (J)	6,800,000	6,099,744
3.50%, TBA (J)	1,200,000	1,113,750
4.00%, TBA (J)	5,000,000	4,778,125
4.50%, TBA (J)	3,700,000	3,622,242
5.00%, TBA (J)	2,400,000	2,392,126
5.50%, TBA (J)	3,000,000	3,027,086
6.00%, TBA (J)	4,100,000	4,180,238
6.50%, TBA (J)	6,300,000	6,496,875

Total U.S. Government Agency Obligations (Cost $42,514,992)		42,153,927

U.S. GOVERNMENT OBLIGATIONS - 15.2%
U.S. Treasury - 14.6%
U.S. Treasury Bonds
1.13%, 05/15/2040 (K)	5,060,000	3,360,156
1.38%, 11/15/2040 (K)	6,550,000	4,504,404
1.75%, 08/15/2041	13,800,000	9,974,273
1.88%, 02/15/2041 - 11/15/2051 (K)	4,800,000	3,569,922
2.00%, 11/15/2041 (C)	5,400,000	4,067,930
2.25%, 05/15/2041 (K)	1,300,000	1,030,656
2.25%, 08/15/2049 (K) (L)	420,000	314,541
2.25%, 02/15/2052	900,000	668,039
2.38%, 02/15/2042	500,000	401,367
2.88%, 11/15/2046 (C) (K)	1,598,000	1,357,613
2.88%, 05/15/2052	700,000	596,176
3.00%, 11/15/2045	70,000	60,739
3.00%, 02/15/2048 - 08/15/2048 (K)	3,420,000	2,973,698
3.00%, 08/15/2052 (C)	3,200,000	2,798,500
3.13%, 11/15/2041 - 05/15/2048 (K)	5,830,000	5,253,597
3.25%, 05/15/2042	2,800,000	2,579,391
3.38%, 08/15/2042 (C)	2,700,000	2,531,672
4.00%, 11/15/2042 - 11/15/2052	4,250,000	4,372,969
4.38%, 05/15/2041 (K)	4,500,000	4,888,125

		55,303,768

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities - 0.6%
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 01/15/2032	$ 647,382	$ 590,976
0.63%, 07/15/2032	1,749,997	1,670,632

		2,261,608

Total U.S. Government Obligations (Cost $71,986,988)		57,565,376

COMMERCIAL PAPER - 1.3%
Consumer Finance - 0.2%
Mercedes-Benz Finance North America LLC
5.60% (M), 04/25/2023	800,000	797,201

Consumer Staples Distribution & Retail - 0.2%
Walgreens Boots Alliance, Inc.
6.02% (M), 04/26/2023	800,000	796,877

Electric Utilities - 0.3%
Southern California Edison Co.
5.96% (M), 04/24/2023	1,200,000	1,195,714

Multi-Utilities - 0.3%
Dominion Energy, Inc.
5.91% (M), 04/24/2023	900,000	896,868

Tobacco - 0.3%
BAT International Finance PLC
6.14% (M), 05/19/2023	1,200,000	1,191,188

Total Commercial Paper (Cost $4,876,369)		4,877,848

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.5%
Federal Home Loan Bank
3-Month SOFR + 0.03%, 4.85% (A), 05/18/2023	5,600,000	5,599,867
SOFR + 0.04%, 4.86% (A), 05/04/2023	3,800,000	3,799,960

Total Short-Term U.S. Government Agency Obligations (Cost $9,400,000)		9,399,827

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (M)	2,065,915	2,065,915

Total Other Investment Company (Cost $2,065,915)		2,065,915

	Principal	Value
REPURCHASE AGREEMENTS - 46.5%
BNP Paribas SA, 4.92% (M), dated 03/31/2023, to be repurchased at $56,022,960 on 04/03/2023. Collateralized by a U.S. Government Obligation, 1.50%, due 01/31/2027, and with a value of $57,375,335.	$ 56,000,000	56,000,000

Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS (continued)

BofA Securities, Inc., 4.88% (M), dated 03/31/2023, to be repurchased at $56,222,855 on 04/03/2023. Collateralized by a U.S. Government Obligation, 4.75%, due 02/15/2041, and with a value of $57,686,809.

	$ 56,200,000	$ 56,200,000
Fixed Income Clearing Corp., 2.10% (M), dated 03/31/2023, to be repurchased at $7,511,809 on 04/03/2023. Collateralized by a U.S. Government Obligation, 4.13%, due 01/31/2025, and with a value of $7,660,708.	7,510,494	7,510,494
Toronto-Dominion Securities, Inc., 4.93% (M), dated 03/31/2023, to be repurchased at $56,023,007 on 04/03/2023. Collateralized by U.S. Government Obligations, 2.38% - 3.00%, due 02/15/2049 - 05/15/2051, and with a total value of $58,365,740.	56,000,000	56,000,000

Total Repurchase Agreements (Cost $175,710,494)		175,710,494

Total Investments Excluding Options Purchased (Cost $423,099,027)		398,812,867
Total Options Purchased - 0.5% (Cost $3,673,489)		1,809,087

Total Investments (Cost $426,772,516)		400,621,954
Net Other Assets (Liabilities) - (6.0)%		(22,744,273)

Net Assets - 100.0%		$ 377,877,681

Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	MSC	USD	3,275.00	12/15/2023	USD	127,799,541	311	$3,673,489	$1,809,087

OVER-THE-COUNTER OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - 10-Year U.S. Treasury Notes	WFS	USD	118.00	04/21/2023	USD	229,840	2	$(1,283)	$(375)
Call - 10-Year U.S. Treasury Notes	WFS	USD	119.00	04/21/2023	USD	344,760	3	(2,743)	(375)
Put - 10-Year U.S. Treasury Notes	WFS	USD	112.00	04/21/2023	USD	344,760	3	(1,606)	(328)
Put - 10-Year U.S. Treasury Notes	WFS	USD	112.50	04/21/2023	USD	229,840	2	(814)	(313)
Put - Uniform Mortgage-Backed Security, TBA	BOA	USD	95.59	04/06/2023	USD	38,256,400	400,000	(3,188)	(1,268)

Total								$(9,634)	$(2,659)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 10-Year	GSB	6-Month EURIBOR	Receive	2.07%	06/09/2023	EUR	100,000	$(1,012)	$(122)
Call - 10-Year	GSB	1-Year USD-SOFR	Receive	2.95	05/04/2023	USD	200,000	(1,043)	(12)
Call - 10-Year	GSB	1-Year USD-SOFR	Receive	3.00	04/28/2023	USD	400,000	(1,900)	(2,355)
Put - 10-Year	GSB	6-Month EURIBOR	Pay	3.14	06/09/2023	EUR	100,000	(1,427)	(1,116)
Put - 10-Year	GSB	1-Year USD-SOFR	Pay	3.45	05/04/2023	USD	200,000	(1,043)	(9)
Put - 10-Year	GSB	1-Year USD-SOFR	Pay	3.50	04/28/2023	USD	400,000	(1,900)	(1,154)

Total								$(8,325)	$(4,768)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(17,959)	$(7,427)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (N)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (O)		Value (P)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 36	1.00%	Quarterly	12/20/2026	USD	644,000	$(19,905)	$(16,529)	$(3,376)
MSCI Emerging Markets Index - Series 39	1.00	Quarterly	06/20/2028	USD	200,000	(11,460)	(14,904)	3,444

Total						$(31,365)	$(31,433)	$68

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	500,000	$(21,786)	$1	$(21,787)
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	1,900,000	(81,735)	726	(82,461)
3-Month USD-LIBOR	Pay	1.44	Semi-Annually/Quarterly	07/21/2031	USD	2,900,000	447,911	—	447,911
3-Month USD-LIBOR	Pay	1.49	Semi-Annually/Quarterly	06/23/2031	USD	1,900,000	269,158	—	269,158
3-Month USD-LIBOR	Pay	2.00	Semi-Annually/Quarterly	12/15/2051	USD	2,000,000	473,164	(61,908)	535,072
12-Month USD-SOFR	Pay	1.75	Annually	12/15/2051	USD	2,200,000	534,850	(88,798)	623,648
12-Month USD-SOFR	Receive	3.40	Annually	02/23/2033	USD	400,000	6,089	—	6,089
12-Month USD-SOFR	Receive	3.47	Annually	02/22/2030	USD	2,500,000	29,440	—	29,440

Total							$1,657,091	$(149,979)	$1,807,070

Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	76	06/30/2023	$15,517,163	$15,690,438	$173,275	$—
10-Year U.S. Treasury Notes	239	06/21/2023	26,679,912	27,466,328	786,416	—
30-Year U.S. Treasury Bonds	116	06/21/2023	14,646,985	15,214,125	567,140	—
E-Mini Russell 2000® Index	211	06/16/2023	18,897,528	19,132,425	234,897	—
MSCI EAFE Index	360	06/16/2023	36,378,862	37,737,000	1,358,138	—
S&P 500® E-Mini Index	487	06/16/2023	96,733,041	100,754,212	4,021,171	—

Total					$7,141,037	$—

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Notes	(293)	06/21/2023	$(34,317,209)	$(35,494,203)	$—	$(1,176,994)

Total Futures Contracts					$7,141,037	$(1,176,994)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/03/2023	DKK	374,614	USD	54,418	$127	$—
BNP	04/04/2023	EUR	113,000	USD	122,950	—	(374)
BNP	05/02/2023	USD	54,418	DKK	373,917	—	(130)
BNP	05/16/2023	JPY	250,682,638	USD	1,914,060	—	(12,613)
BNP	06/21/2023	MXN	85,989	USD	4,506	189	—
BOA	04/03/2023	USD	57,091	DKK	400,363	—	(1,203)
BOA	04/10/2023	USD	660,686	PEN	2,491,116	—	(865)
BOA	05/02/2023	PEN	2,491,116	USD	659,496	1,066	—
BOA	05/10/2023	USD	1,540,721	PEN	5,909,127	—	(25,344)
CITI	04/03/2023	USD	62,134	DKK	437,144	—	(1,515)
CITI	04/03/2023	DKK	260,119	USD	37,910	—	(36)
CITI	04/04/2023	USD	397,351	BRL	2,061,000	—	(9,060)
CITI	04/04/2023	BRL	2,061,000	USD	405,677	734	—
CITI	04/10/2023	PEN	2,491,116	USD	624,019	37,531	—
CITI	04/27/2023	PEN	284,503	USD	73,532	1,934	—
CITI	05/02/2023	USD	67,886	DKK	464,632	105	—
CITI	06/21/2023	PEN	1,715,036	USD	447,433	5,897	—
DUB	04/04/2023	EUR	2,032,000	USD	2,199,030	5,153	—
DUB	05/02/2023	USD	2,202,558	EUR	2,032,000	—	(5,119)
GSB	04/04/2023	USD	418,014	BRL	2,123,676	—	(757)
GSB	04/04/2023	BRL	2,123,676	USD	391,501	27,269	—
HSBC	04/04/2023	USD	2,273,576	EUR	2,145,000	—	(53,183)
HSBC	04/04/2023	USD	1,579,525	GBP	1,308,000	—	(34,156)
HSBC	05/02/2023	USD	1,621,904	GBP	1,308,000	7,280	—
JPM	04/03/2023	USD	73,674	PEN	276,876	109	—
JPM	04/03/2023	PEN	276,876	USD	73,203	363	—

Total						$87,757	$(144,355)

Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$15,760,230	$—	$15,760,230
Corporate Debt Securities	—	69,126,804	—	69,126,804
Foreign Government Obligations	—	6,426,050	—	6,426,050
Loan Assignment	—	611,672	—	611,672
Mortgage-Backed Securities	—	13,959,428	—	13,959,428
Municipal Government Obligations	—	1,155,296	—	1,155,296
U.S. Government Agency Obligations	—	42,153,927	—	42,153,927
U.S. Government Obligations	—	57,565,376	—	57,565,376
Commercial Paper	—	4,877,848	—	4,877,848
Short-Term U.S. Government Agency Obligations	—	9,399,827	—	9,399,827
Other Investment Company	2,065,915	—	—	2,065,915
Repurchase Agreements	—	175,710,494	—	175,710,494
Over-the-Counter Options Purchased	1,809,087	—	—	1,809,087

Total Investments	$3,875,002	$396,746,952	$—	$400,621,954

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$1,760,612	$—	$1,760,612
Futures Contracts (R)	7,141,037	—	—	7,141,037
Forward Foreign Currency Contracts (R)	—	87,757	—	87,757

Total Other Financial Instruments	$7,141,037	$1,848,369	$—	$8,989,406

LIABILITIES
Other Financial Instruments
Over-the-Counter Options Written	$(1,391)	$(1,268)	$—	$(2,659)
Over-the-Counter Interest Rate Swaptions Written	—	(4,768)	—	(4,768)
Centrally Cleared Credit Default Swap Agreements	—	(31,365)	—	(31,365)
Centrally Cleared Interest Rate Swap Agreements	—	(103,521)	—	(103,521)
Futures Contracts (R)	(1,176,994)	—	—	(1,176,994)
Forward Foreign Currency Contracts (R)	—	(144,355)	—	(144,355)

Total Other Financial Instruments	$(1,178,385)	$(285,277)	$—	$(1,463,662)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the total value of 144A securities is $48,942,719, representing 13.0% of the Portfolio’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,914,277, collateralized by cash collateral of $2,065,915 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $10,089,915. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2023, the total value of Regulation S securities is $1,707,616, representing 0.5% of the Portfolio’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of March 31, 2023; the maturity dates disclosed are the ultimate maturity dates.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Fixed rate loan commitment at March 31, 2023.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2023, the total value of securities is $1,318,422, representing 0.3% of the Portfolio’s net assets.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended March 31, 2023 was $0 at a weighted average interest rate of 0.00%.

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Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(L)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $314,541.
(M)	Rates disclosed reflect the yields at March 31, 2023.
(N)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(O)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(P)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(Q)	There were no transfers in or out of Level 3 during the period ended March 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(R)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
WFS	Wells Fargo Securities LLC

PORTFOLIO ABBREVIATIONS:

CDOR	Canadian Dollar Offered Rate
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica PIMCO Tactical – Balanced VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Effective September 8, 2022, Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

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Transamerica PIMCO Tactical – Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 14